Share Capital and Reserves - Summary of Final and Interim Dividend (Detail) - € / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Number of shares	1,841,430	2,563,542
Final Dividends [member]
Disclosure of classes of share capital [line items]
Number of shares	1,841,430	433,046
Price per share	€ 27.47	€ 33.08
Interim Dividends [member]
Disclosure of classes of share capital [line items]
Number of shares		2,130,496
Price per share		€ 29.24